Condensed Balance Sheet - Coastal Pride Company, Inc [Member] - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash	$ 34,336	$ 27,758
Accounts receivable, net	1,002,796	1,450,293	1,251,933
Inventory, net	1,389,833	2,247,065	1,232,501
Other current assets and prepaid expense	128,051	127,053	87,306
Total current assets	2,555,016	3,852,169	2,571,740
FIXED ASSETS, net	10,170	6,652	6,621
DEFERRED TAX ASSETS	17,351	17,351	15,726
TOTAL ASSETS	2,582,537	3,876,172	2,594,087
CURRENT LIABILITIES
Accounts payable and accruals	471,909	1,151,636	924,794
Cash overdraft			7,982
Working capital line of credit	1,091,954	1,678,169	793,805
Total current liabilities	1,563,863	2,829,805	1,726,581
TOTAL LIABILITIES	1,563,863	2,829,805	1,726,581
COMMITMENTS AND CONTINGENCIES
STOCKHOLDER'S EQUITY
Common stock, $1.00 par value, 100,000 shares authorized; 1,265 shares issued and outstanding as of September 30, 2019, December 31, 2018 and December 31, 2017 respectively	1,265	1,265	1,265
Additional paid-in capital	110,359	110,359	110,359
Retained earnings	907,050	934,743	755,882
TOTAL STOCKHOLDER'S EQUITY	1,018,674	1,046,367	867,506
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	$ 2,582,537	$ 3,876,172	$ 2,594,087